Loans (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 27, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Impaired loan		$ 5,300,000	$ 5,800,000	$ 5,300,000
Net of deferred cost		198,000	1,400,000
Deferred PPP loan fees		945,000	2,600,000
Allowance for loan and leases losses		52,000	61,000	$ 59,000
Paycheck Protection Program [Member]
PPP loan Amount			128,100,000
PPP loan program description	On March 27, 2020, President Trump signed the CARES Act, which established a $2 trillion economic stimulus package, including cash payments to individuals, supplemental unemployment insurance benefits and a $349 billion loan program administered through the PPP
PPP loan outstanding amount			75,800,000
Fees paid under ppp loan		5,700,000
Recognized ppp loan fee income		$ 3,400,000	1,400,000
Allowance for Loan and Lease Losses [Member]
Percentage of construction and land development loans in Bank's loan portfolio		11.00%
Percentage of single-family residential loans in Bank's loan portfolio		33.00%
Percentage of single-family residential - Banco de la Gente stated income loans in Bank's loan portfolio		3.00%
Percentage of commercial real estate loans in Bank's loan portfolio		38.00%
Percentage of commercial loans in Bank's loan portfolio		10.00%
Percentage of Multifamily and farmland loans portfolio		7.00%
Accruing impaired loans		$ 18,300,000	21,300,000
Total current loans			119,600,000
Loan amount decrease			$ 18,300,000
TDR residential mortage portfolio loan amount		$ 250,000